Short-term borrowings	12 Months Ended
Dec. 31, 2021
Short-term borrowings
Short-term borrowings

12.Short-term borrowings

For the year ended December 31, 2020, the Group drew down RMB3.0 million on June 29, 2020. The interest was payable on a monthly basis and the principal was due upon maturity. The loan was repaid on December 10, 2020. As of December 31, 2021, the Group had RMB7.0 million of short-term borrowings. The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:

	Maturity	Principal
Term loan	date	amount	Interest rate per annum	Name of bank
Loan 1	2022-03-26	1,000	3.50%	Industrial &Commercial Bank of China (“ICBC”)
Loan 2	2022-03-16	2,000	3.50%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2022-03-29	2,000	3.65%	Bank of China Limited (“BOC”)
Loan 4	2022-04-29	2,000	3.85%	Bank of China Limited (“BOC”)

12.Short-term borrowings (Continued)

As of December 31, 2021, all the loans are guarantee by third parties. The Group has repaid the principal of RMB7.0 million as of the date of report.